Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Operating income other than revenue	$ 1	$ 3	$ 6	$ 8
OPERATING EXPENSES
Research and development expenses	(28,438)	(14,694)	(48,578)	(31,036)
General and administrative expenses	(6,186)	(3,501)	(11,441)	(7,150)
Total operating expenses	(34,624)	(18,195)	(60,019)	(38,186)
OPERATING LOSS	(34,623)	(18,192)	(60,013)	(38,178)
Finance income	(56)	31	206	186
Finance expense	(43)		(587)
NET LOSS BEFORE TAX	(34,722)	(18,161)	(60,394)	(37,992)
Income tax expense	(34)	(25)	(41)
NET LOSS FOR THE PERIOD	$ (34,756)	$ (18,186)	$ (60,435)	$ (37,992)
Net loss per share
Basic	$ (0.80)	$ (0.49)	$ (1.39)	$ (1.03)
Diluted	$ (0.80)	$ (0.49)	$ (1.39)	$ (1.03)
Items that will not be reclassified to profit and loss
Remeasurements on post-employment benefit plans	$ 0	$ 0	$ 0	$ 0
Items that may be reclassified to profit or loss
Currency translation differences	0	0	0	0
TOTAL OTHER COMPREHENSIVE LOSS	0	0	0	0
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (34,756)	$ (18,186)	$ (60,435)	$ (37,992)